Revenues - Revenues (Details) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Total Turnover	$ 243,157,989	$ 115,978,190
Less: Winnings/payouts	225,763,352	104,287,025
Gross Gaming Revenues	17,394,637	11,691,165
Less: ADM Gaming Taxes	(3,329,038)	(1,530,795)
Net Gaming Revenues	14,065,599	10,160,370
Betting platform software and services	91,729	9,804
Revenue	14,157,328	10,170,174
Web-based [Member]
Total Turnover	231,332,159	92,376,106
Less: Winnings/payouts	215,598,415	86,095,623
Gross Gaming Revenues	15,733,744	6,280,483
Land-based [Member]
Total Turnover	11,825,830	23,602,084
Less: Winnings/payouts	10,164,937	18,191,402
Gross Gaming Revenues	$ 1,660,893	$ 5,410,682